Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

The movement of contract liabilities consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Balance at beginning of the year	45,920	315,411
Additions	545,141	1,139,570
Recognized as revenues during the year	(277,036)	(1,348,084)
Exchange realignment	1,386	(855)
Balance at end of year	315,411	106,042